Due to Related Parties (Details) (USD $)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Summary of related party disclosure
Due to related parties	$ 854,254		$ 127,968
Sichel Limited, a corporation who became a shareholder of the Company [Member]
Summary of related party disclosure
Remuneration or fees	71,333
Due to related parties	$ 854,254		$ 127,968